UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. While yields of longer term bonds climbed in response to these developments, yields of money market instruments remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, Dreyfus New Jersey Municipal Money Market Fund’s shares produced annualized yields of 0.00%. Taking into account the effects of compounding, the fund’s shares produced annualized effective yields of 0.00%.1

Yields of tax-exempt money market instruments stayed near historical lows throughout the reporting period, as short-term interest rates remained anchored by an overnight federal funds rate between 0% and 0.25% despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Gradual Economic Recovery Continues

The reporting period saw a generally improving economic environment, as U.S. GDP growth increased from a 0.4% annualized rate during the fourth quarter of 2012 to 2.4% over the first quarter of 2013. In addition, the unemployment rate declined gradually, and housing markets exhibited long-awaited signs of recovery.

Despite these positive developments, the Federal Reserve Board (the “Fed”) indicated that today’s historically low interest rates are unlikely to change until unemployment declines further. In this environment, individual investors have focused on higher yielding securities in the longer term municipal bond market. Demand for securities issued by municipalities also remained strong among nontraditional buyers, such as separately managed accounts and intermediate bond funds, due to attractive tax-exempt yields compared to taxable securities and narrow yield differences across the zero- to three-year maturity spectrum. Nonetheless, yields on high-quality, one-year municipal notes remained near historical lows over the reporting period, and increased investor demand for variable rate demand notes has kept yields of shorter term securities steady.

The economic recovery in New Jersey has lagged most other states, and New Jersey continues to struggle with a heavy debt burden, unfunded pension liabilities, and structural budget deficits.

Credit Selection Remains Paramount

Due to narrow yield differences along the maturity spectrum, as well as ongoing regulatory uncertainty, most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages. However, unlike many other states, New Jersey has offered opportunities for higher yields from longer dated maturities, and we set the fund’s weighted average maturity in a range that was modestly longer than industry averages.

Moreover, well-researched credit selection has remained paramount. As we have for some time, we favored state general obligation bonds; essential service revenue bonds backed by revenues from water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.We generally continued to shy away from instruments issued by localities that depend heavily on state aid.

Low Rates Likely to Persist

We are cautiously optimistic regarding U.S. economic prospects.While the Fed has indicated that it may begin to taper off its ongoing, open-ended quantitative easing program later this year, it also has made clear that short-term interest rates are likely to remain low for some time to come. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 17, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

Expenses paid per $1,000†	$1.80
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

Expenses paid per $1,000†	$1.82
Ending value (after expenses)	$1,023.14

† Expenses are equal to the fund’s annualized expense ratio of .36%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—102.5%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—97.2%
Atlantic City Board of Education,
GO Notes, Refunding
(School Bonds)	5.00	7/15/13	100,000		100,516
Atlantic County,
GO Notes (County Vocational
School Bonds and General Bonds)	2.00	10/1/13	100,000		100,436
Black Horse Pike Regional School
District Board of Education,
GO Notes, Refunding	4.50	12/1/13	250,000		254,748
Branch Banking and Trust Co.
Municipal Trust (Series 2044)
(Port Authority-Port Newark,
Marine Terminal Rent-Backed
Revenue (Newark Redevelopment
Projects)) (Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.15	6/7/13	8,220,000	[a,b,c]	8,220,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority,
School Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking
and Trust Co.)	0.15	6/7/13	10,185,000	[a,b,c]	10,185,000
Brigantine,
GO Notes (BAN, Special
Emergency Notes and Tax
Appeal Refunding Notes)	1.25	12/19/13	5,340,000		5,354,567
Brigantine,
GO Notes (General Improvement
Bonds and Water-Sewer
Utility Bonds)	2.00	7/15/13	500,000		500,689
Camden County Improvement
Authority, County Guaranteed
LR, Refunding	4.00	9/1/13	100,000		100,852
Camden County Improvement
Authority, County-Guaranteed
Open Space Trust Fund
Revenue, Refunding	2.00	6/1/13	500,000		500,035

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.17	6/7/13	1,500,000	[a]	1,500,000
Cape May County,
GO Notes (General
Improvement Bonds)	4.75	9/1/13	175,000		176,806
Cherry Hill Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	2/15/14	150,000		154,574
Dennis Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	4/1/14	100,000		101,903
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional Rent-Backed
Revenue, Refunding (City of
Newark Redevelopment Projects))
(Liquidity Facility; Deutsche Bank
AG and LOC; Deutsche Bank AG)	0.20	6/7/13	14,195,000	[a,b,c]	14,195,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-557) (Newark Housing
Authority, Port Authority-Port
Newark Marine Terminal Additional
Rent-Backed Revenue (City of
Newark Redevelopment Projects))
(Liquidity Facility; Deutsche Bank
AG and LOC; Deutsche Bank AG)	0.22	6/7/13	5,625,000	[a,b,c]	5,625,000
East Orange,
GO Notes (BAN, Special
Emergency Notes and Tax
Appeal Refunding Notes)	1.25	9/26/13	8,494,000		8,507,487
Eastern Camden County Regional
School District Board of Education,
GO Notes (School Bonds)	3.25	8/1/13	100,000		100,317
Evesham Township,
GO Notes, Refunding (Golf
Utility Project)	3.50	8/15/13	100,000		100,575

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
Fort Lee Borough,
GO Notes, Refunding (General
Improvement Bonds)	5.00	2/15/14	115,000	118,466
Franklin Lakes Borough Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	8/1/13	100,000	100,385
Freehold Township,
GO Notes (General Improvement
Bonds, Open Space Bonds and
Utility Bonds)	4.13	7/15/13	100,000	100,379
Gloucester Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	8/1/13	160,000	160,346
Haddon Township,
GO Notes	4.00	11/15/13	100,000	101,451
Hamilton Township Board of
Education, GO Notes, Refunding
(School District Bonds)	2.50	8/15/13	100,000	100,368
Irvington Township,
GO Notes (BAN and Tax Appeal
Refunding BAN)	2.00	6/21/13	2,651,800	2,652,777
Jersey City,
GO Notes (General Improvement)	5.00	1/15/14	200,000	205,189
Kearny Board of Education,
GO Notes, GAN	1.25	10/11/13	3,000,000	3,003,754
Little Egg Harbor Municipal
Utilities Authority, Water and
Sewer Revenue, Refunding	2.00	7/1/13	685,000	685,615
Little Egg Harbor Township,
GO Notes, BAN	1.25	2/7/14	6,050,700	6,071,311
Lower Township Municipal Utilities
Authority, Project Note	1.50	9/20/13	5,000,000	5,015,125
Millstone Township Board of
Education, GO Notes (School
District Bonds)	4.50	7/15/13	200,000	200,919
Montgomery Township,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	2.00	9/1/13	150,000	150,499

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Mount Laurel Township,
GO Notes, Refunding	2.00	8/1/13	100,000		100,210
New Jersey Building Authority,
State Building Revenue	5.25	12/15/13	400,000		409,814
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer
County Composite Issue)
(LOC; Wells Fargo Bank)	0.73	6/7/13	205,000	[a,d]	205,000
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.18	6/7/13	775,000	[a,d]	775,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.23	6/7/13	4,065,000	[a]	4,065,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC;
Bank of America)	0.18	6/7/13	11,000,000	[a]	11,000,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project)
(LOC; Wells Fargo Bank)	0.28	6/7/13	1,430,000	[a,d]	1,430,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project)
(LOC; Wells Fargo Bank)	0.28	6/7/13	1,070,000	[a,d]	1,070,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project)
(LOC; TD Bank)	0.22	6/7/13	920,000	[a,d]	920,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.28	6/7/13	1,635,000	[a,d]	1,635,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project)
(LOC; Wells Fargo Bank)	0.28	6/7/13	755,000	[a]	755,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project)
(LOC; TD Bank)	0.22	6/7/13	1,480,000	[a,d]	1,480,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery, Inc.
Project) (LOC; PNC Bank NA)	0.19	6/7/13	1,335,000	[a,d]	1,335,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc. Project)
(LOC; Wells Fargo Bank)	0.28	6/7/13	825,000	[a]	825,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project)
(LOC; TD Bank)	0.17	6/7/13	1,770,000	[a]	1,770,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wells Fargo Bank)	0.18	6/7/13	2,500,000	[a,d]	2,500,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.28	6/7/13	1,030,000	[a,d]	1,030,000
New Jersey Economic Development
Authority, EDR, Refunding
(Stolthaven Perth Amboy Inc.
Project) (LOC; Citibank NA)	0.14	6/7/13	9,200,000	[a,d]	9,200,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.28	6/7/13	4,160,000	[a,d]	4,160,000
New Jersey Economic Development
Authority, IDR (Penwell Holdings
LLC Project) (LOC; TD Bank)	0.21	6/7/13	1,060,000	[a,d]	1,060,000
New Jersey Economic Development
Authority, Natural Gas Revenue,
Refunding (New Jersey
Natural Gas Company Project)	0.09	6/3/13	24,400,000	[a,d]	24,400,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and Rehabilitation
Center and Eastern Shore Nursing
and Rehabilitation Center Projects)
(LOC; Bank of America)	0.18	6/7/13	5,525,000	[a]	5,525,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and Rehabilitation
Center and Eastern Shore Nursing
and Rehabilitation Center Projects)
(LOC; Bank of America)	0.18	6/7/13	4,210,000	[a]	4,210,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.23	6/7/13	1,995,000	[a]	1,995,000
New Jersey Economic Development
Authority, Revenue (Developmental
Disabilities Association of New
Jersey Inc. Project) (LOC;
Wells Fargo Bank)	0.23	6/7/13	1,595,000	[a]	1,595,000
New Jersey Economic Development
Authority, Revenue (ESARC, Inc.)
(Liquidity Facility; TD Bank)	0.21	6/7/13	2,115,000	[a,d]	2,115,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.19	6/7/13	1,350,000	[a,d]	1,350,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo Bank)	0.28	6/7/13	1,920,000	[a,d]	1,920,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.28	6/7/13	2,845,000	[a,d]	2,845,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.22	6/7/13	5,310,000	[a]	5,310,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC; TD Bank)	0.22	6/7/13	320,000	[a,d]	320,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD Bank)	0.17	6/7/13	2,620,000	[a]	2,620,000
New Jersey Economic Development
Authority, Revenue (Visiting Nurse
Association Home Care, Inc.
Project) (LOC; Wells Fargo Bank)	0.18	6/7/13	3,685,000	[a]	3,685,000
New Jersey Economic Development
Authority, Revenue (Young Men’s
Christian Association of Metuchen
Project) (LOC; Wells Fargo Bank)	0.23	6/7/13	915,000	[a]	915,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride, L.P.
Project) (LOC; Wells Fargo Bank)	0.28	6/1/13	825,000	[a,d]	825,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	12/15/13	425,000		434,814
New Jersey Economic Development
Authority, State Lease Revenue
(Liberty State Park Project)	5.00	3/1/14	110,000		113,528
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.15	6/7/13	10,000,000	[a]	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.15	6/7/13	5,470,000	[a,d]	5,470,000
New Jersey Economic Development
Authority, Transporation
Project Sublease Revenue,
Refunding (New Jersey Transit
Corporation Light Rail Transit
System Project)	5.00	5/1/14	130,000		135,101

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint Elizabeth
Issue) (LOC; RBS Citizens NA)	0.20	6/7/13	21,790,000	[a]	21,790,000
New Jersey Environmental
Infrastructure Trust, Environmental
Infrastructure Bonds	2.00	9/1/13	730,000		732,351
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC;
Bank of America)	0.23	6/7/13	2,200,000	[a]	2,200,000
New Jersey Housing and Mortgage
Finance Agency, Single Family
Home Mortgage Revenue	1.25	10/1/13	100,000		100,166
New Jersey Transportation Trust
Fund Authority, Transportation
System Revenue	5.25	12/15/13	215,000		220,287
North Brunswick Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	7/15/13	150,000		150,418
Northfield Board of Education,
GO Notes, Refunding
(School Bonds)	5.00	9/1/13	225,000		227,469
Ocean County,
GO Notes (General
Improvement Bonds)	4.25	8/1/13	100,000		100,594
Ocean County,
GO Notes, Refunding (General
Improvement Bonds)	3.00	8/1/13	225,000		225,866
Ocean Township Board of Education,
GO Notes (School Bonds)	3.88	1/15/14	200,000		203,720
Old Bridge Township,
GO Notes, Refunding	1.50	7/1/13	410,000		410,268
Orange Township,
GO Notes, Refunding	4.00	12/1/13	300,000		304,992
Passaic County,
GO Notes, Refunding	1.25	8/1/13	170,000		170,151
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	6,929,000		6,929,234

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Paterson,
GO Notes, Refunding, BAN
(Tax Appeal)	1.50	6/4/14	5,990,000		6,019,651
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
Bank PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.17	6/7/13	1,660,000	[a,b,c]	1,660,000
Port Authority of New York and
New Jersey, Equipment Notes	0.17	6/7/13	5,800,000	[a]	5,800,000
Port Authority of New York and
New Jersey, Equipment Notes	0.25	6/7/13	1,615,000	[a]	1,615,000
Rahway Parking Authority,
City Guaranteed Parking
Revenue, Refunding	1.50	11/15/13	100,000		100,284
River Edge Borough Board of
Education, GO Notes
(School Bonds)	4.13	10/15/13	175,000		177,218
River Vale Township,
GO Notes, BAN	1.25	8/15/13	100,000		100,142
Sea Isle City,
GO Notes (General Improvement
Bonds and Water/Sewer
Utility Bonds)	3.00	11/15/13	200,000		202,117
South Brunswick Township,
GO Notes (General Improvement
Bonds, Open Space Bonds and
Water-Sewer Utility Bonds)	3.00	11/15/13	385,000		389,043
Swedesboro-Woolwich Consolidated
School District Board of
Education, GO Notes, Refunding
(School Bonds)	1.50	1/15/14	140,000		140,700
Union County Improvement
Authority, Revenue, Refunding
(Correctional Facility Project)	2.00	6/15/13	335,000		335,174
West New York,
GO Notes	2.00	5/15/14	165,000		167,048
Woodbridge Township Board of
Education, GO Notes
(School Bonds)	2.00	7/15/13	630,000		630,994

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—5.3%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control Facilities
Financing Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	0.22	6/7/13	13,400,000 [a]	13,400,000

Total Investments (cost $260,456,443)			102.5%	260,456,443

Liabilities, Less Cash and Receivables			(2.5%)	(6,242,162)

Net Assets			100.0%	254,214,281

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, these securities amounted to $39,885,000 or 15.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d At May 31, 2013, the fund had $66,045,000 or 26.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	56.7
F2			VMIG2, MIG2, P2		SP2, A2	14.6
AAA,AA,Ae			Aaa,Aa,Ae		AAA,AA,Ae	4.9
Not Rated[f]			Not Rated[f]		Not Rated[f]	23.8
						100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	260,456,443	260,456,443
Interest receivable		522,658
Prepaid expenses		13,475
		260,992,576
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		72,487
Cash overdraft due to Custodian		625,802
Payable for investment securities purchased		6,019,651
Payable for shares of Common Stock redeemed		16,402
Accrued expenses		43,953
		6,778,295
Net Assets ($)		254,214,281
Composition of Net Assets ($):
Paid-in capital		254,213,419
Accumulated net realized gain (loss) on investments		862
Net Assets ($)		254,214,281
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		254,310,086
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	442,299
Expenses:
Management fee—Note 2(a)	622,817
Shareholder servicing costs—Note 2(b)	82,207
Professional fees	36,928
Custodian fees—Note 2(b)	13,945
Prospectus and shareholders’ reports	12,224
Directors’ fees and expenses—Note 2(c)	9,349
Registration fees	8,043
Miscellaneous	15,291
Total Expenses	800,804
Less—reduction in expenses due to undertaking—Note 2(a)	(358,383)
Less—reduction in fees due to earnings credits—Note 2(b)	(143)
Net Expenses	442,278
Investment Income—Net	21
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	226
Net Increase in Net Assets Resulting from Operations	247

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	21	44
Net realized gain (loss) on investments	226	719
Net Increase (Decrease) in Net Assets
Resulting from Operations	247	763
Dividends to Shareholders from ($):
Investment income—net	(21)	(7,273)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	245,886,874	494,207,553
Dividends reinvested	21	6,226
Cost of shares redeemed	(250,906,442)	(512,279,033)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,019,547)	(18,065,254)
Total Increase (Decrease) in Net Assets	(5,019,321)	(18,071,764)
Net Assets ($):
Beginning of Period	259,233,602	277,305,366
End of Period	254,214,281	259,233,602

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2013				Year Ended November 30,
	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.003	.021
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.000)[a]		(.003)	(.021)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.27	2.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	[c]	.65		.66		.64		.64	.60
Ratio of net expenses
to average net assets	.36	[c]	.35		.43		.49		.60	.59
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.27	2.05
Net Assets, end of period
($ x 1,000)	254,214		259,234		277,305		316,484		434,393	497,086

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	260,456,443
Level 3—Significant Unobservable Inputs	—
Total	260,456,443
† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: tax-exempt income $44, ordinary income $407 and long-term capital gains $6,822. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $358,383 during the period ended May 31, 2013.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, the fund was charged $55,857 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $24,783 for transfer agency services and $847 for cash management services. Cash management fees were partially offset by earnings credits of $142.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $13,945 pursuant to the custody agreement.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended May 31, 2013, the fund was charged $550 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $105,984, Shareholder Services Plan fees $9,000, custodian fees $6,405, Chief Compliance Officer fees $3,830 and transfer agency fees $8,637, which are offset against an expense reimbursement currently in effect in the amount of $61,369.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2013, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $165,525,000 and $137,395,000, respectively.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By: Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)